UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                   MANAGEMENT INVESTMENT COMPANY

             Investment Company Act file number   811-21190
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  Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC
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            (Exact name of registrant as specified in charter)

                    731 Lexington Avenue, 25th Floor
                         New York, NY 10022
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          (Address of principal executive offices) (Zip code)

                          Millie Kim, Esq.
                Citigroup Alternative Investments LLC
                  731 Lexington Avenue, 28th Floor
                         New York, NY 10022
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               (Name and address of agent for service)

     Registrant's telephone number, including area code: (212) 559-4999
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                  Date of fiscal year end: March 31
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              Date of reporting period: December 31, 2007
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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


Explanatory Note: The Registrant is filing this amendment to its Form N-Q for the period ended December 31, 2007, originally filed with the Securities and Exchange Commission on February 27, 2008 (Accession Number 0000935069-08-000408), to include the Schedule of Investments required by Item 1 of Form N-Q. The schedule was completed and EDGARized, but was inadvertently not included in the original filing. Other than the aforementioned revision, this Form N-Q/A does not reflect events occurring after the filing of the original Form N-Q, or modify or update the disclosures therein in any way.


ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.


                     Citigroup Alternative Investments
                  Multi-Adviser Hedge Fund Portfolios LLC
                          Schedule of Investments
                             December 31,2007
                                (Unaudited)

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                                              COST     FAIR VALUE    % OF
                                                                    MEMBERS'
                                                                    CAPITAL
INVESTMENTS IN INVESTMENT FUNDS

Directional Equity
                                                   $             $
Artha Emerging Markets Fund LTD - b       12,700,000    16,228,485    3.99%

Delta Institutional, L.P. - b              2,288,426    13,811,024    3.39

Frontpoint Onshore Healthcare 2X LP - b   10,000,000    11,115,043    2.73

Keywise Greater China Onshore Fund
  LTD - b                                  8,500,000     8,368,845    2.06

Kinetics QP - a                            14,000,000    17,816,694    4.38

Passport QP - b                           18,800,000    56,190,379   13.80

Prism Partners QP LP - a                  12,550,000    11,871,286    2.92

Sprott Offshore Fund II LTD - a            7,500,000     7,496,874    1.84

Torrey Pines Fund LLC - b                  6,000,000     8,140,024    2.00

Directional Macro

Drawbridge Global Macro Fund Ltd - b       7,882,809     8,709,188    2.14

Drawbridge Global Macro Ltd Side PK - b       23,145        22,763    0.01

Drawbridge Global Side Pocket 6 - b           13,556        13,152    0.00

Drawbridge Global LTD Side Pocket - b         80,490        74,958    0.02

Relative Value

AB2 Fund - a                              15,000,000    17,124,460    4.21

Bennelong Asia Pacific Multi Strategies
  EQ Fund - a                              6,000,000     7,001,686    1.72

CFM Ventus Fund L.P. - a                   7,331,953     8,948,319    2.20

Criterion Capital Partners LP - b          8,500,000     9,193,199    2.26

Dundonald(Loch 2X) QP - b                 15,500,000    17,264,700    4.24

Stratus Fund Ltd - Class C - a             7,300,000     9,595,342    2.36

Structured Service Holdings LP - a        12,358,508    14,805,237    3.64

Event Driven

Ashmore Asian Recovery Fund - b            9,000,000    10,200,358    2.51

Carrington Investment Partners ( US )
  LP - b                                  11,200,000    12,554,399    3.08

Cevian Capital II LTD - d                 23,266,434    22,951,544    5.64

CPIM Structured Credit Fund 1000 INC - b   8,000,000     5,100,018    1.25

CPIM Structured Credit Fund 1500 INC - c   6,225,321     3,661,457    0.90

Harbinger Capital Partners Offshore
  Fund - b                                27,000,000    28,919,812    7.10

Icahn Fund Ltd - c                        16,500,000    16,463,570    4.04

Lincoln Vale European Partners (US)
  Fund LP - c                              5,000,000     5,048,340    1.24

Marathon Spec Oppportunity Ltd - c        10,000,000    10,362,333    2.54

Marathon Structured Finance Fund,
  Ltd. - d                                20,700,000    20,504,351    5.04

Marathon Distressed Subprime - b           5,000,000     5,044,707    1.24

New Amsterdam European Credit Fund - a     2,000,000     1,574,211    0.39

Pardus European Spec Opp Fund Ltd - b     15,000,000    11,278,450    2.77

Paulson Advantage Plus LP - b             18,000,000    26,365,362    6.48

Stark Investments Structured Finance
  Onshore Fund - e                        12,600,000    13,780,178    3.38

Third Point Partners Qualified, LP - b    14,300,000    17,079,707    4.19

Trian Partners Ltd - d                   20,900,000     21,235,584    5.22

York European Opportunities Fund LP - b  13,900,000     15,770,970    3.87
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TOTAL INVESTMENTS IN INVESTMENT FUNDS   410,920,643    491,687,007  120.79

OTHER  LIABILITIES                                    (84,509,505) (20.79)
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SHAREHOLDERS' CAPITAL                              $  407,177,503  100.00%

Note: Investments in underlying Investment Funds are categorized by investment strategy.

a - Redemptions permitted monthly
b - Redemptions permitted quarterly
c - Redemptions permitted semi annually
d - Redemptions permitted annually
e - Redemptions permitted anytime


ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-
3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities
Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or
240.15d-15(b)).

(b)	There were no changes in the registrant's internal control
over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.


[PAGE BREAK]


                              SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Citigroup Alternative Investments Multi-Adviser Hedge
                          Fund Portfolios LLC
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By (Signature and Title)* /s/ Raymond Nolte
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                          Raymond Nolte, President
                          (principal executive officer)

Date                       March 11, 2008
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Raymond Nolte
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                          Raymond Nolte, President
                          (principal executive officer)

Date                       March 11, 2008
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By (Signature and Title)* /s/ Amy M. Olsen
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                          Amy M. Olsen, Treasurer
                          (principal financial officer)

Date                       March 11, 2008
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* Print the name and title of each signing officer under his or her signature.